Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities	12 Months Ended
Dec. 31, 2022
Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities
Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities

3.Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities

The Company completed acquisitions, investments (including debt securities) and the purchase of intangible assets in the amount of €745,998, €628,411 and €406,644 in 2022, 2021 and 2020, respectively. In 2022, €164,774 was paid in cash and €581,224 were assumed obligations and non-cash consideration. In 2021, €563,252 was paid in cash and €65,159 were assumed obligations and non-cash consideration. In 2020, €355,386 was paid in cash and €51,258 were assumed obligations and non-cash consideration.

Acquisitions

The Company made acquisitions of €570,698, €389,965 and €265,612 in 2022, 2021 and 2020, respectively in order to expand the scope of its services and to increase its market shares in the respective countries. Due to cash acquired as a result of the InterWell Health business combination discussed below, the Company received €10,526 in cash for acquisitions and assumed obligations or provided non-cash consideration in the amount of €581,224 in 2022. In 2021, €324,806 was paid in cash and €65,159 were assumed obligations and non-cash consideration. In 2020, €214,836 was paid in cash and €50,776 were assumed obligations and non-cash consideration.

In 2022, the Company’s acquisition activities mainly included the business combination of InterWell Health, discussed below, as well as the acquisition of dialysis clinics and other health care service facilities in the normal course of operations. In 2021 and 2020 the Company’s acquisition spending was driven primarily by the purchase of dialysis clinics.

Impacts on consolidated financial statements from acquisitions

The assets and liabilities of all acquisitions were recorded at their estimated fair value at the date of the acquisition and are included in the Company’s financial statements and operating results from the effective date of acquisition. The measurement period adjustments from the previous year’s acquisitions did not have a significant impact on the consolidated financial statements in 2022.

The excess of the total acquisition costs over the fair value of the net assets acquired resulted in goodwill of €705,524 and €444,835 at December 31, 2022 and 2021, respectively.

The purchase price allocations for all collectively and individually non-material acquisitions for 2022 are not yet finalized. The Company is in the process of obtaining and evaluating the information necessary for the purchase price allocations, primarily related to property, plant and equipment, intangible assets, accounts receivable and other liabilities. In 2022, based on preliminary purchase price allocations, the Company recorded €705,524 of goodwill and €54,909 of intangible assets, which represent the share of both controlling and noncontrolling interests. Goodwill arose principally due to the fair value of the established streams of future cash flows for these acquisitions.

Business combinations during 2022 decreased the Company’s net income attributable to shareholders of FMC AG & Co. KGaA (Net Income) by €14,889, excluding the costs of the acquisitions, and revenue increased by €16,988. Total assets increased €653,860 mainly due to business combinations, including the previously held equity method investment in InterWell Health LLC, discussed below.

Business combination of InterWell Health

On August 24, 2022 (Acquisition Date), the Company completed a business combination among FHP, the value-based care division of the Company’s wholly-owned subsidiary Fresenius Medical Care Holdings, Inc., with InterWell Health LLC, a physician organization driving innovation in the kidney care space in the U.S., and Cricket, a U.S. provider of value-based kidney care with a patient engagement and data platform. The transaction was completed after regulatory approval was received in the U.S. and other customary closing conditions were satisfied. The new company, NewCo, will operate under the InterWell Health brand.

This business combination was conducted as a non-cash transaction. Under the terms and conditions of this business combination, Cricket contributed all of its net assets in exchange for approximately 17% of the equity interest in NewCo. The fair value of the consideration transferred by the Company to Cricket for a controlling interest in NewCo was $260,772 (€262,505 as of the Acquisition Date).

InterWell Health LLC also contributed all of its net assets in exchange for approximately 8% of the equity interest in NewCo. The fair value of the consideration transferred by the Company to InterWell Health LLC for a controlling interest in Newco was $137,647 (€138,561 as of the Acquisition Date). Prior to the transaction, the Company owned approximately 46% of InterWell Health LLC with a carrying value of $19,370 (€19,499) and a fair value of $175,434 (€176,600) as of the Acquisition Date. At the Acquisition Date, the Company received approximately 7% equity in NewCo in exchange for its investment in InterWell Health, LLC. As a result of the transaction, the Company recognized a remeasurement gain of $156,064 (€148,202) for the year ended December 31, 2022, which represented the difference between the fair value and the carrying value of its investment in InterWell Health LLC prior to the Acquisition Date, and a related currency translation adjustment reversal due to the disposal of its investment in InterWell Health LLC in the amount of €364 for the year ended December 31, 2022. The remeasurement gain is recorded in the consolidated statements of income for the year ended December 31, 2022 within the line item “Remeasurement Gain from InterWell Health.”

The contributions of the net assets of InterWell Health LLC and Cricket were accounted for as a business combination in accordance with IFRS 3 in which the Company was identified as the acquirer and InterWell Health LLC and Cricket were identified as acquired companies. NewCo has been consolidated in the Company’s consolidated financial statements as of and for the year ended December 31, 2022.

As a result of the business combination, the Company recorded noncontrolling interests at fair value in the amount of $186,789 (€188,030 as of the Acquisition Date) using the full goodwill method within the line item “Noncontrolling interests due to changes in consolidation group” in the consolidated statements of shareholders’ equity. A third party valuation advisor was engaged to assist the Company in the estimation of the underlying fair value of the transaction and primarily employed an income approach which was used in the calculation of consideration transferred to the acquirees as well as in the calculation of noncontrolling interests. In addition, the Company also granted put options to noncontrolling shareholders with an estimated present value of the redemption amount of $603,469 (€565,787) at December 31, 2022 (at Acquisition Date: $604,137 (€608,150)). For further information regarding the valuation of put option liabilities, see note 23.

The Company also contributed the business of FHP in exchange for approximately 68% of equity interest in NewCo. Since the Company controlled FHP before the Acquisition Date and controls NewCo post-Acquisition Date, the Company’s contribution of FHP net assets was recorded under common control at their respective carrying values at the Acquisition Date and the resulting reduction of the Company’s interest in FHP was accounted for as an equity transaction. Therefore, additional noncontrolling interest was recognized in the amount of $4,914 (€4,947 as of Acquisition Date), partially offset by a related currency translation adjustment in the amount of €851, and additional paid in capital of $393,505 (€396,119 as of the Acquisition Date) representing the difference between the carrying value and the fair value of the corresponding interests. These amounts were recorded within the line item “Transactions with noncontrolling interests without loss of control” in the consolidated statements of shareholders’ equity.

Upon consummation of the business combination described above, the Company holds approximately 75% of NewCo, resulting from the contribution of the Company’s interest in FHP and the transfer of the previously-held equity method investment in InterWell Health LLC. The former owners of Cricket and InterWell Health LLC hold approximately 17% and 8%, respectively, as noncontrolling interests in NewCo.

The following allocation of the purchase price is based upon information available to management as of December 31, 2022. Based on a preliminary allocation, the following assets, including goodwill (which will not be deductible for tax purposes), were acquired and liabilities were assumed as of the Acquisition Date:

Reconciliation of goodwill recognized
	in $ THOUS	in € THOUS
Fair value of consideration transferred of the Company's interest in FHP	398,419	401,066
Fair value of previously held equity method investment in InterWell Health LLC	175,434	176,600
	573,853	577,666

Fair Values of Assets Acquired and Liabilities Assumed (preliminary)
Less: Cash and cash equivalents	(57,383)	(57,764)
Less: Other assets	(2,819)	(2,838)
Less: Intangible assets	(53,919)	(54,277)
Other liabilities	13,029	13,116
Noncontrolling interests	186,789	188,030
Goodwill	659,550	663,933

During the fourth quarter of 2022, the Company updated the purchase price allocation as a result of obtaining additional information. The fair value of the consideration transferred to Cricket and InterWell Health, LLC was reduced by $7,667 (€7,718) to reflect an updated capital interest allocation related to share-based compensation arrangements of Cricket at the Acquisition Date. As such, the noncontrolling interests of Cricket and InterWell Health, LLC in NewCo were reduced by $7,369 (€7,418). Additionally, management adjusted the underlying parameters utilized to value intangible assets acquired, which resulted in an increase of $19,400 (€19,529). The Company also updated its tax analysis, specifically in the U.S. Deferred tax liabilities were adjusted by $9,084 (€9,144), which resulted in net deferred taxes of zero.

The Company is in the process of obtaining and evaluating the information necessary for the purchase price allocation, including, but not limited to, tax-related items and the final capital interest allocation. As such, the balances noted in the table above are provisional and subject to measurement period adjustments permitted under IFRS 3. Any adjustments to acquisition accounting, net of related income tax effects, will be recorded with a corresponding adjustment to goodwill within one year from the Acquisition Date.

As of the Acquisition Date, intangible assets in the amount of $53,919 (€54,277) acquired in this transaction consist primarily of a technology platform with a weighted average useful life of 10 years and a trade name with an indefinite useful life.

As of the Acquisition Date, goodwill in the amount of $659,550 (€663,933) was recorded as part of the transaction and mainly represents anticipated synergies and future cash flows expected to be generated by NewCo. The entire amount of goodwill recorded as a result of this transaction was allocated to the North America cash generating unit.

Additionally, and as contemplated in the agreement, the Company also transferred Acumen Physician Solutions, LLC (Acumen) to NewCo shortly after the Acquisition Date, and prior to September 30, 2022, with working capital in the amount of $1,824 (€1,845 as of the date of the transfer agreement). Since certain long-lived assets (mainly intangible assets) held by Acumen will be utilized materially differently by NewCo, management performed an impairment assessment prior to the transfer, concluded that the assets were completely impaired in accordance with IAS 36, Impairment of Assets, and recorded an impairment charge in the North America Segment in the amount of $71,025 before the transfer (€67,447 for the year ended December 31, 2022). The Company also incurred certain transaction-related costs of $25,660 (€24,367 for the year ended December 31, 2022). The expenses, along with the impairment charges were recognized in “Selling, general and administrative” expense on the consolidated statements of income. The transaction-related costs are included in operating activities and cash acquired is included in investing activities in the consolidated statements of cash flows.

From August 24, 2022 through December 31, 2022, the revenue contributed by the acquired companies (i.e. Cricket and InterWell Health, LLC) was not material. During this period, the Company recognized a loss of €18,094 from the acquired companies within its consolidated statement of income. Had the business combination taken place on January 1, 2022, the Company estimates that its revenue for the year ended December 31, 2022 would not have been materially different. However, the Company estimates that net income for the year ended December 31, 2022 would have been €34,239 lower than reported if the business combination had taken place at the beginning of the reporting period.

Investments (including debt securities) and purchases of intangible assets

Investments (including debt securities) and purchases of intangible assets were €175,300, €238,446 and €141,032 in 2022, 2021 and 2020, respectively. These amounts were primarily driven by investments in debt securities in 2022, 2021 and 2020. Of these amounts, €175,300, €238,446 and €140,550 were paid in cash in 2022, 2021 and 2020, respectively.

Divestitures and sale of debt securities

Proceeds from divestitures and sale of debt securities were €126,454, €201,203 and €77,509 in 2022, 2021 and 2020, respectively. These amounts mainly related to the divestment of equity investments and debt securities in 2022, the divestment of debt securities in 2021 and the divestment of debt securities as well as certain research & development investments in 2020. In 2022, €117,832 was received in cash and €8,622 were non-cash components. In 2021, €196,960 was received in cash and €4,243 were non-cash components. In 2020, €56,849 was received in cash and €20,660 were non-cash components.